Derivatives (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value amount
	Assets and liabilities		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	7,610,890	32,493	71,412	861	72,273	68,509	624	69,133
Interest rate	15,063,325	129,369	175,722	1,723	177,445	167,385	1,360	168,745
Equities	742,764	—	13,835	—	13,835	15,414	—	15,414
Credit	218,085	—	2,259	—	2,259	3,083	—	3,083
Commodity and other	96,958	—	1,755	—	1,755	1,832	—	1,832
Gross total fair values	23,732,022	161,862	264,983	2,584	267,567	256,223	1,984	258,207
Offset					(58,051)			(58,051)
At 30 Jun 2021	23,732,022	161,862	264,983	2,584	209,516	256,223	1,984	200,156

Foreign exchange	7,606,446	35,021	106,696	309	107,005	108,903	1,182	110,085
Interest rate	15,240,867	157,436	249,204	1,914	251,118	236,594	2,887	239,481
Equities	652,288	—	14,043	—	14,043	15,766	—	15,766
Credit	269,401	—	2,590	—	2,590	3,682	—	3,682
Commodity and other	120,259	—	2,073	—	2,073	3,090	—	3,090
Gross total fair values	23,889,261	192,457	374,606	2,223	376,829	368,035	4,069	372,104
Offset					(69,103)			(69,103)
At 31 Dec 2020	23,889,261	192,457	374,606	2,223	307,726	368,035	4,069	303,001

Notional contract amounts of derivatives held for hedging purposes by product type
	At 30 Jun 2021		At 31 Dec 2020
	Cash flow hedges	Fair value hedges	Cash flow hedges	Fair value hedges
	$m	$m	$m	$m
Foreign exchange	21,672	4	24,506	15
Interest rate	31,490	97,879	35,863	121,573
Total	53,162	97,883	60,369	121,588
The cross-currency swaps designated in hedge accounting relationships and affected by Ibor reform are not significant and have not been presented below:

Hedging instrument impacted by Ibor reform
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount[1]
	€	£	$	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	9,615	311	25,511	7,024	42,461	55,418	97,879
Cash flow hedges	8,662	829	4,201	5,630	19,322	12,168	31,490
At 30 Jun 2021	18,277	1,140	29,712	12,654	61,783	67,586	129,369

Fair value hedges	17,792	3,706	32,789	10,128	64,415	57,158	121,573
Cash flow hedges	8,344	2,522	8,705	6,797	26,368	9,495	35,863
At 31 Dec 2020	26,136	6,228	41,494	16,925	90,783	66,653	157,436
1    The notional contract amounts of interest rate derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2    The notional contract amounts of euro interest rate derivatives impacted by Ibor reform mainly comprise hedges with a Euribor benchmark, which are ‘Fair value hedges’ of $8,793m (31 December 2020: $6,000m) and ‘Cash flow hedges’ of $8,662m (31 December 2020: $8,344m).

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2021		At 31 Dec 2020
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	1,072,375	(12,864)	1,052,477	(14,490)
– personal	482,447	(4,006)	460,809	(4,731)
– corporate and commercial	520,201	(8,640)	527,088	(9,494)
– non-bank financial institutions	69,727	(218)	64,580	(265)
Loans and advances to banks at amortised cost	86,905	(19)	81,658	(42)
Other financial assets measured at amortised cost	854,504	(224)	772,408	(175)
– cash and balances at central banks	393,562	(3)	304,486	(5)
– items in the course of collection from other banks	9,406	—	4,094	—
– Hong Kong Government certificates of indebtedness	41,880	—	40,420	—
– reverse repurchase agreements – non-trading	201,714	—	230,628	—
– financial investments	84,662	(88)	88,719	(80)
– prepayments, accrued income and other assets[2]	123,280	(133)	104,061	(90)
Total gross carrying amount on-balance sheet	2,013,784	(13,107)	1,906,543	(14,707)
Loans and other credit-related commitments	661,373	(530)	659,783	(734)
– personal	238,559	(23)	236,170	(40)
– corporate and commercial	288,414	(475)	299,802	(650)
– financial	134,400	(32)	123,811	(44)
Financial guarantees	27,274	(64)	18,384	(125)
– personal	919	(1)	900	(1)
– corporate and commercial	21,679	(58)	12,946	(114)
– financial	4,676	(5)	4,538	(10)
Total nominal amount off-balance sheet[3]	688,647	(594)	678,167	(859)
	2,702,431	(13,701)	2,584,710	(15,566)

	Fair value	Memorandum allowance for ECL[4]	Fair value	Memorandum allowance for ECL[4]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	348,107	(111)	399,717	(141)
1    Total ECL is recognised in the loss allowance for the financial asset unless total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 100, includes both financial and non-financial assets. The 30 June 2021 balances include $2,649m gross carrying amounts and $48m allowances for ECL related to assets held for sale due to the exit of domestic mass market retail banking in the US.
3    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
4    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change for expected credit losses and other credit impairment charges’ in the income statement.
The following table shows the difference between the fair value at initial recognition, which is the transaction price, and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases.

Unamortised balance of derivatives valued using models with significant unobservable inputs
	Half-year to
	30 Jun	30 Jun	31 Dec
	2021	2020	2020
	$m	$m	$m
Unamortised balance at beginning of period	104	73	89
Deferral on new transactions	187	106	126
Recognised in the income statement during the period	(172)	(87)	(118)
– amortisation	(89)	(51)	(65)
– subsequent to unobservable inputs becoming observable	(3)	(1)	(3)
– maturity, termination or offsetting derivative	(80)	(35)	(50)
Exchange differences	1	(3)	7
Unamortised balance at end of period[1]	120	89	104
1This amount is yet to be recognised in the consolidated income statement.